SCHEDULE OF LEASE LIABILITIES IN FINANCIAL POSITION (Details) - SGD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
Lease liabilities, current	$ 6,606	$ 7,421
Lease liabilities, non-current	7,558	6,865
Lease liabilities	$ 14,164	$ 14,286	$ 15,454